Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Other (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	$ 0	$ 30
Notional amount	3,234	3,664
Property, plant and equipment (Note 17)	6,164	$ 6,578	$ 6,824
Other | 5.9% Unsecured Commercial Loan Obligation due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate		5.90%
Non-recourse
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	33	$ 35
Non-recourse | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount	766	848
Non-recourse | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount	127	174
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment (Note 17)	1,021	1,107
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	35	0
TransAlta OCP | Secured Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	342
Kent Hills Wind L.P.
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	$ 31	$ 30
Interest rate	4.55%